PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 5,185,686	$ 4,745,381
Accumulated depreciation		(3,722,630)	(3,458,759)
Property and equipment, net		1,463,056	1,286,622
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	491,099	463,564
Accumulated depreciation		(317,082)	(303,041)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	4,694,587	4,281,817
Accumulated depreciation		$ (3,405,548)	$ (3,155,718)

[1]	Original cost includes ROU assets under capital lease in the amount of $140,308 and $153,159 as of December 31, 2025 and 2024, respectively. The depreciation expense of such assets amounted to $13,786 and $15,195 for the years ended December 31, 2025 and 2024, respectively.